Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 186,089	$ 194,227
Restricted cash	291	298
Accounts receivable, net	79,818	81,170
Prepayment and other current assets, net	47,803	31,179
Total current assets	314,001	306,874
Property, plant and equipment, net	53	85
Intangible assets, net	18,176	20,255
Deferred tax assets	601	41
Unamortized produced content, net	16
Right-of-use assets	394	377
Total non-current assets	19,240	20,758
TOTAL ASSETS	333,241	327,632
Current liabilities:
Short-term bank loans	6,880	4,216
Accounts payable	2,671	9,599
Contract liabilities	126	130
Accrued liabilities and other payables	3,881	3,764
Other taxes payable	31,774	28,178
Lease liabilities current	144	330
Total current liabilities	45,476	46,217
Long-term bank loan	1,376	1,408
Lease liabilities non-current	241
Total non-current liabilities	1,617	1,408
TOTAL LIABILITIES	47,093	47,625
Equity
Ordinary shares (par value of $0.001 per share; 200,000,000 shares authorized as of June 30, 2024 and December 31, 2023; 10,285,568 and 10,070,012 shares issued and outstanding as of June 30, 2024 and December 31, 2023, respectively)	10	10
Additional paid-in capital	106,795	106,215
Statutory reserve	1,411	1,411
Retained earnings	193,578	181,162
Accumulated other comprehensive loss	(15,723)	(8,869)
TOTAL CHEER HOLDING, INC SHAREHOLDERS’ EQUITY	286,071	279,929
Non-controlling interest	77	78
TOTAL EQUITY	286,148	280,007
TOTAL LIABILITIES AND EQUITY	$ 333,241	$ 327,632